Operating segments - Summary of Information About Reportable Segments (Details) - CAD ($)		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Operating Segments [Line Items]
Revenue from external sales, royalties and other revenues		$ 29,577,804	$ 24,442,042
Gross profit (loss)		(1,838,447)	7,614,448	[1]
Research and development expenses net of credits and grants		(2,870,497)	(7,211,553)	[1]
Selling, general and administrative expenses		(30,071,755)	(6,370,735)
Impairment loss on goodwill		(85,548,266)
Segment income (loss) before contingent consideration and corporate expenses		(120,328,965)
Change in fair value of contingent consideration		97,208,166
Segment income (loss) before corporate expenses		(23,120,799)	(5,967,840)
Corporate general and administrative expenses		(34,592,634)	(8,914,981)
Litigation provisions	[1]		(7,930,383)
Net finance income		1,451,511	(208,484)
Income tax expense		(4,601,340)	(170,011)	[1]
Net loss		(60,863,262)	(23,191,699)	[1]
Depreciation and amortization		(8,384,236)	(3,056,322)
Stock-based compensation		(16,594,588)	(3,712,415)	[1]
Reportable segment assets		168,775,947	90,220,575	[1]
Reportable segment goodwill		42,333,174	6,750,626	[1]
Reportable segment liabilities		25,145,654	21,235,649	[1]
Nutraceutical
Disclosure Of Operating Segments [Line Items]
Revenue from external sales, royalties and other revenues		21,278,218	24,429,592
Gross profit (loss)		6,573,249	7,601,998
Research and development expenses net of credits and grants		(456,659)	(488,152)
Selling, general and administrative expenses		(11,241,606)	(4,524,704)
Impairment loss on goodwill		(3,467,000)
Segment income (loss) before contingent consideration and corporate expenses		(8,592,016)
Segment income (loss) before corporate expenses		(8,592,016)	2,589,142
Depreciation and amortization		(674,776)	(718,519)
Stock-based compensation		(489,960)	(492,133)
Reportable segment assets		18,030,922	21,007,447
Reportable segment goodwill		3,283,626	6,750,626
Reportable segment liabilities		6,695,013	7,330,354
Cannabis
Disclosure Of Operating Segments [Line Items]
Revenue from external sales, royalties and other revenues		8,075,070	12,450
Gross profit (loss)		(8,636,212)	12,450
Research and development expenses net of credits and grants		(2,413,838)	(6,723,401)
Selling, general and administrative expenses		(18,830,149)	(1,846,031)
Impairment loss on goodwill		(82,081,266)
Segment income (loss) before contingent consideration and corporate expenses		(111,961,465)
Change in fair value of contingent consideration		97,208,166
Segment income (loss) before corporate expenses		(14,753,299)	(8,556,982)
Depreciation and amortization		(7,212,875)	(2,125,727)
Stock-based compensation		(1,243,401)	(1,046,415)
Reportable segment assets		132,284,082	50,980,849
Reportable segment goodwill		39,049,548
Reportable segment liabilities		9,987,632	3,150,146
Corporate
Disclosure Of Operating Segments [Line Items]
Revenue from external sales, royalties and other revenues		224,516
Gross profit (loss)		224,516
Segment income (loss) before contingent consideration and corporate expenses		224,516
Segment income (loss) before corporate expenses		224,516
Corporate general and administrative expenses		(34,592,634)	(8,914,981)
Litigation provisions			(7,930,383)
Net finance income		1,451,511	(208,484)
Income tax expense		(4,601,340)	(170,011)
Depreciation and amortization		(496,585)	(212,076)
Stock-based compensation		(14,861,227)	(2,173,867)
Reportable segment assets		18,460,943	18,232,279
Reportable segment liabilities		$ 8,463,009	$ 10,755,149

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (q).